PROPERTY AND EQUIPMENT	12 Months Ended
Sep. 30, 2024
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT	NOTE 3. PROPERTY AND EQUIPMENT No depreciation was recorded for the years ended September 30, 2024, 2023 and 2022.